Goodwill And Other Intangibles (Narrative) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Goodwill And Other Intangibles
Amortization expense	$ 78.0	$ 34.6
Weighted average life of finite lived intangible assets	14